Annual Fund Operating Expenses - iShares Broad USD Investment Grade Corporate Bond ETF - iShares Broad USD Investment Grade Corporate Bond ETF	Jun. 29, 2021	[1]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[2]
Expenses (as a percentage of Assets)	0.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.